New Accounting Pronouncements (Q3)	9 Months Ended
Jun. 30, 2020
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements
3.	New Accounting Pronouncements

As an ‘‘emerging growth company’’ (‘‘EGC’’), the Jumpstart Our Business Startups Act (‘‘JOBS Act’’) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

Adoption of New Accounting Standards

In May 2014, the FASB issued Accounting Standards Update (‘‘ASU’’) No. 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606)’’ (‘‘ASU 2014-09’’), as subsequently amended, a converged standard on revenue recognition. The new pronouncement requires revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also specifies the accounting for some costs to obtain or fulfill a contract with a customer, as well as enhanced disclosure requirements. ASU 2014-09 is effective for a public company’s annual reporting periods beginning after December 15, 2017. As an EGC the Company has elected to adopt ASU 2014-09 following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. The Company adopted this update on October 1, 2019 using the modified retrospective approach applied only to contracts not completed as of the date of adoption, with no restatement of comparative periods. The details and the quantitative impact of the adoption are described in Note 2.

As part of the adoption of the ASU, the Company elected to use the following practical expedients (i) not to adjust the promised amount of consideration for the effects of a significant financing component when the Company expects, at contract inception, that the period between the Company’s transfer of a promised product or service to a customer and when the customer pays for that product or service will be one year or less and (ii) to expense costs as incurred for costs to obtain a contract when the amortization period would have been one year or less.

In August 2016, the FASB issued ASU 2016-15, ‘‘Statement of Cash Flows (Topic 230)’’ (‘‘ASU 2016-15’’). Additionally, in November 2016, the FASB issued ASU 2016-18, ‘‘Statement of Cash Flows (Topic 230)’’ (‘‘ASU 2016-18’’). These updates require organizations to reclassify certain cash receipts and cash payments within the Statement of Cash Flows and modify the classification and presentation of restricted cash. These ASU’s are effective for a public company’s annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. As an EGC, the Company has elected to adopt these ASU’s following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2018, including interim reporting periods within fiscal years beginning after December 15, 2019. The Company adopted this update on October 1, 2019 and it did not have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, ‘‘Business Combinations (Topic 805)’’ (‘‘ASU 2017-01’’). This update clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. As an EGC, the Company has elected to adopt ASU 2017-01 following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company adopted this update on October 1, 2019, and it did not impact the consolidated financial statements.

Standards Issued But Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, ‘‘Leases (Topic 842)’’ (‘‘ASU 2016-02’’). This update requires organizations to recognize lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. ASU 2016-02 is effective for a public company’s annual reporting periods beginning after December 15, 2018, and interim periods within those annual periods. As an EGC, the Company has elected to adopt ASU 2016-02 following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, earlier application is permitted. The Company is currently in the process of evaluating the effects of this pronouncement on its consolidated financial statements, related disclosures and internal controls over financial reporting. The Company plans to adopt ASU 2016-02 in the fiscal year 2022 and expects the adoption of ASU 2016-02 to have a significant and material impact on the consolidated balance sheet given the current lease agreements for the Company’s stores. Based on the current assessment, it is expected that most of the operating lease commitments will be subject to the new guidance and recognized as operating lease liabilities and right-of use assets upon adoption, resulting in a material increase in the assets and liabilities recorded on the consolidated balance sheet. The Company is continuing its assessment, which may identify additional impacts this standard will have on the consolidated financial statements and related disclosures and internal control over financial reporting.

In June 2016, the FASB issued ASU 2016-13, ‘‘Financial instruments — Credit Losses’’ (“ASU 2016-13”). ASU 2016-13 requires entities to report ‘‘expected’’ credit losses on financial instruments and other commitments to extend credit rather than the current ‘‘incurred loss’’ model. These expected credit losses for financial assets held at the reporting date are to be based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU will also require enhanced disclosures relating to significant estimates and judgments used in estimating credit losses, as well as the credit quality. ASU 2016-13 is effective for a public company’s annual reporting periods beginning after December 15, 2019, and interim periods within those annual periods. As an EGC, the Company has elected to adopt ASU 2016-13 following the effective date for private companies beginning with annual reporting periods beginning after December 15, 2022, including interim periods within those annual periods. The Company is currently evaluating the impact that this standard will have on the consolidated financial statements. The Company plans to adopt ASU 2016-13 in fiscal year 2024.